EMPLOYEE STOCK OWNERSHIP PLAN	6 Months Ended
Mar. 31, 2026
EMPLOYEE STOCK OWNERSHIP PLAN
EMPLOYEE STOCK OWNERSHIP PLAN

NOTE 16 — EMPLOYEE STOCK OWNERSHIP PLAN

In April 2025, the Board of Directors of the Company approved the 2025 Equity Incentive Plan. Under the 2025 Equity Incentive Plan (“ESOP Plan”), the Company may issue up to 31,660 shares of the Company’s common stock for its officers, employees and consultants.

On January 6, 2025, the Company granted 11,000 Class A ordinary shares, with a fair value of $270 per share, to two of its employees in recognition of their outstanding performance. The shares were issued and vested on April 29, 2025. As the awards were fully vested upon issuance with no future service conditions attached, the total fair value of the shares was recognized as general and administrative expenses in the CFS.

On January 6, 2025, the Company granted 20,660 Class A ordinary shares, with a fair value of $270 per share, to three service providers as compensation for their IT support services and strategic consulting services, which cover the period from January 1, 2025, to December 31, 2026. 16,000 shares and 4,660 shares were issued and vested on April 29, 2025 and July 28, 2025, respectively. These three service providers are employment type consultants and eligible for the ESOP Plan. As the services were not received by the Company as of the shares granting date, the Company recorded it in deferred stock compensation as contra-equity and amortized ratably over the respective service period.

As of March 31, 2026 and September 30, 2025, the shares under the ESOP plan have been fully issued.

Deferred stock compensation

In January 2025, the Company granted 20,660 shares to three IT providers for their IT technical support services and strategic consulting services as mentioned in Note 15 above. The Company also granted and issued 202,000 Class A ordinary shares to four service providers in February 2026 as mentioned in Note 15 above. The IT supporting work and strategic consulting work will be conducted by these service providers until December 31, 2026 or January 31, 2027, by which date the Company can benefit from the service. As the services were not received by the Company as of the shares granting date, the Company recorded it in deferred stock compensation as contra-equity. The aggregate fair value of the share-based consideration totals $8,516,743. Of this amount, $2,938,440 was recognized during the six month ended March 31, 2026. The associated cost will be amortized on a straight-line basis over the service terms. As of March 31, 2026, $3,976,179 has been amortized and the balance of deferred stock compensation is $4,540,564.